EARNINGS PER SHARE (Narrative) (Detail) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Earnings Per Share [Line Items]
Anti-dilutive Securities excluded from calculation of earnings per share			50,000
Exercise price of Options			$ 23.94